Related-Party Transactions Disclosure	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020
Notes
Related-Party Transactions Disclosure

NOTE 2 - RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

	October 31, 2020	January 31, 2020

Due to a company owned by an officer (a)	$8,485	$110
Due to a company controlled by directors (a)	9,671	7,172
Due to the Chief Executive Officer (“CEO”) (a), (b)	13,703	-
Due to the Chief Financial Officer (“CFO”) (a), (b)	4,379	-
Due to a major shareholder (a), (b)	2,500	-
Total due to related parties	$38,738	$7,282

(a)Amounts are unsecured, due on demand and bear no interest.

(b)On July 29, 2020, Polymet entered into mining royalty agreements (the “NSR Agreements”) with the Company’s CEO, CFO, and the major shareholder to sell net smelter returns (the “NSR”) on its mineral concessions. NSR range from 0.3% to 1.25% depending on particular concession and the purchaser. The Company’s CEO agreed to acquire NSR for $1,500, CFO agreed to acquire the NSR for $1,000, and the major shareholder agreed to acquire his NSR for $2,500.

The NSR will be paid quarterly once commercial exploitation begins and will be paid on gold, silver, copper and cobalt sales. If, within two years, the Company does not commence commercial exploitation of the mineral properties, an annual payment of $10,000 per purchaser will be paid.

Pursuant to Chilean law, the NSR agreements will come in force only when registered against the land title in Chile. Due to temporary safety restriction associated with COVID-19 pandemic, the registration of the NSR Agreements has been deferred, therefore the payments made by the CEO, CFO, and the major shareholder, have been recorded as advances on the books of the Company and will be applied towards the agreements, once they are fully legalized.

The following amounts were due under the notes payable the Company issued to related parties:

	October 31, 2020	January 31, 2020

Note payable to CEO (c)	$546,851	$502,575
Note payable to CFO (c)	10,174	9,583
Note payable to a company controlled by directors (c)	116,017	109,984
Note payable to a major shareholder (c)	360,915	93,701
Total notes payable to related parties	$1,033,957	$715,842

(c)The notes payable to related parties are based on Level 2 inputs in the ASC 820 fair value hierarchy. The notes payable to related parties accumulate interest at a rate of 8% per annum, are unsecured, and are  payable on or after August 31, 2022.

During the three-month period ended October 31, 2020, the Company accrued $20,568 (October 31, 2019 - $16,393) in interest expense on the notes payable to related parties. During the nine-month period ended October 31, 2020, the Company accrued $56,457 (October 31, 2019 - $43,469) in interest expense on the notes payable to related parties.

Transactions with Related Parties

During the three and nine months ended October 31, 2020 and 2019, the Company incurred the following expenses with related parties:

	Three Months ended October 31,		Nine Months ended October 31,
	2020	2019	2020	2019
Consulting fees to a company owned by the CFO	$7,884	$-	$7,884	$-
Consulting fees to CFO	3,379	-	3,379	-
Consulting fees to CEO and President	11,263	-	11,263	-
Rent fees accrued to a company controlled by directors	2,253	-	2,253	-
Total transactions with related parties	$24,779	$-	$24,779	$-

NOTE 3 - RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

	January 31, 2020	January 31, 2019

Due to a company owned by an officer (a)	$110	$25
Due to a company controlled by directors (b)	7,172	1,824
Total due to related parties	$7,282	$1,849

(a)Amounts are unsecured, due on demand and bear no interest.

(b)Amounts are unsecured, due on demand, and prior to forgiveness of debt on July 31, 2018, bore interest at 10%; subsequent to forgiveness of debt no interest is being accrued on the amounts owed to the company controlled by directors.

During the year ended January 31, 2020, the Company did not incur any interest on outstanding amounts payable to related parties. During the year ended January 31, 2019, the Company accrued $7,061 in interest expense on outstanding amounts payable to related parties.

During the year ended January 31, 2019, the Company’s related parties agreed to forgive a total of $1,206,055 the Company owed for services provided by related parties. The $1,206,055 gain resulting from the extinguishment of debt was recorded in additional paid-in capital. The details of debt forgiveness are as follows:

Amounts due for services:
Debt forgiven by the company owned by an officer	$721,947
Debt forgiven by the company controlled by directors	361,163
Debt forgiven by the company controlled by a major shareholder	85,374
Debt forgiven by the major shareholder	37,571
Total debt forgiven by related parties	$1,206,055

Transactions with Related Parties

During the years ended January 31, 2020 and 2019, the Company incurred the following expenses with related parties:

	January 31, 2020	January 31, 2019

Consulting fees paid or accrued to a company owned by the CFO	$-	$30,000
Rent fees accrued to a company controlled by a major shareholder	$-	$5,184

Notes Payable Issued to Related Parties

The following amounts were due under the notes payable the Company issued to related parties:

	January 31, 2020	January 31, 2019

Notes payable to the Chief Executive Officer (“CEO”) (c)	$502,575	$502,448
Note payable to the Chief Financial Officer (“CFO”) (c)	9,583	8,849
Note payable to a major shareholder (c)	93,701	-
Note payable to a company controlled by directors (c)	109,984	102,243
Total notes payable to related parties (d)	$715,842	$613,540

(c)Amounts are unsecured and bear interest at 8%.

(d)At July 31, 2018, as part of debt forgiveness the debt holders agreed to extend the repayment period on outstanding notes payable until July 31, 2021; as such, the full amount due under the notes payable was reclassified to long-term notes payable.

During the year ended January 31, 2020, the Company accrued $58,787 (January 31, 2019 - $70,138) in interest expense on the notes payable to related parties.

On January 30, 2020, the Company’s CEO and President agreed to convert a total of $167,104, representing $154,845 in principal the Company owed to her under the demand notes payable and $12,259 in interest accrued thereon, into 3,713,420 shares of the Company’s common stock at a deemed price of $0.045 per share. At the time of conversion, the fair market value of the common shares of the Company was $0.05, which resulted in a loss on conversion of $18,567, which was recorded as part of additional paid-in capital (Note 6).

During the year ended January 31, 2019, related parties agreed to forgive a total of $773,789 the Company owed to them under the demand notes payable. The $773,789 gain resulting from the extinguishment of debt was recorded in additional paid-in capital. The details of forgiveness of the notes payable are as follows:

Amounts due for	Principal	Accrued Interest
Accrued interest on note payable to the CEO	$-	$127,674
Accrued interest on note payable to the CFO	-	5,777
Note payable including accrued interest to a major shareholder	456,369	128,666
Accrued interest on note payable to the company controlled by directors	-	55,303
Total notes payable and accrued interest forgiven by related parties	$456,369	$317,420